TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of income/(loss) from domestic and foreign components before income tax expenses

	2018	2019	2020
Domestic	4,663	8,983	4,230
Foreign	(2,742)	104	(5,455)

Total	1,921	9,087	(1,225)

Schedule of composition of income tax expense

	2018	2019	2020

Current income tax expense	1,425	1,918	848
Deferred tax benefit	(632)	(176)	(493)

Income tax expense	793	1,742	355

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	2018	2019	2020
Statutory tax rate	25%	25%	25%
Non-deductible expenses and non-taxable income incurred
-Share-based compensation expenses	22%	5%	(38%)
-Change in fair value of equity securities investments and exchangeable senior notes	19%	(5%)	0%
-Gain on deconsolidation of a subsidiary	—	—	15%
-Others	(4%)	1%	3%
Effect of tax holiday	(27%)	(8%)	27%
Difference in tax rates of subsidiaries outside PRC	4%	(1%)	(37%)
Change in valuation allowance	2%	2%	(24%)

Effective EIT rate	41%	19%	(29%)

Schedule of effect of preferential tax on China operations

	2018	2019	2020
	RMB (in millions, except per share data)
Tax holiday effect	520	762	370
Basic net income per ADS effect	0.95	1.34	0.62
Diluted net income per ADS effect	0.92	1.19	0.62

Schedule of significant components of deferred tax assets and liabilities

	2019	2020
Deferred tax assets
Accrued expenses	673	708
Loss carry forward	372	862
Accrued liability for rewards programs	68	85
Accrued staff salary	138	8
Others	207	321
Less: Valuation allowance of deferred tax assets	(482)	(589)

	976	1,395
Deferred tax liabilities:
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,592)	(3,574)

Net deferred tax liabilities	(2,616)	(2,179)

Schedule of movement of valuation allowances

	2018	2019	2020
Balance at beginning of year	197	238	482
Changes in current year	41	244	107

Balance at end of year	238	482	589

Subsidiaries
Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

		2018	2019	2020

Ctrip Computer Technology	15%	(5.5%)	(2.4%)	15.4%
Ctrip Travel Information	15%	(4.0%)	(1.0%)	(0.7%)
Ctrip Travel Network	15%	(5.7%)	(1.9%)	14.1%
Chengdu Information	15%	(3.2%)	(0.8%)	6.8%
The Company and its subsidiaries in Hong Kong and Cayman Islands	16.5%,0%	1.7%	(0.9%)	(41.7%)
Qunar and subsidiaries	15%	(5.0%)	(1.5%)	(2.5%)
Others	various	(1.3%)	(0.5%)	( 1.4	% )

Total		(23.0%)	(9.0%)	(10.0%)